CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			189 Months Ended	198 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2012	Apr. 30, 2011	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2011	Apr. 30, 2012
Revenues, net	$ 7,012	$ 65,583	$ 21,901	$ 269,086	$ 291,628	$ 1,172,611	$ 1,118,509	$ 5,082,133	$ 5,104,034
Cost of Goods Sold	2,230	55,482	9,122	143,360	155,619	812,266	527,733	1,609,266	1,618,388
Gross profit	4,782	10,101	12,779	125,726	136,009	360,345	590,776	3,472,867	3,485,646
Operating Expenses:
Research and development	1,127,047	1,754,325	3,835,715	7,859,382	10,250,397	13,361,156	13,561,681	126,988,728	130,824,443
Research and development - related party	0	0	0	0	0	0	0	220,218	220,218
Selling and marketing	18,258	207,848	167,316	806,798	1,025,774	3,709,767	2,120,903	9,168,039	9,335,355
General and administrative	1,325,747	3,109,887	3,732,027	10,262,883	13,392,920	12,719,239	11,164,352	142,912,977	146,645,004
General and administrative - related party	0	0	0	0	0	0	0	314,328	314,328
Total Operating Expenses	2,471,052	5,072,060	7,735,058	18,929,063	24,669,091	29,790,162	26,846,936	279,604,290	287,339,348
Operating Loss	(2,466,270)	(5,061,959)	(7,722,279)	(18,803,337)	(24,533,082)	(29,429,817)	(26,256,160)	(276,131,423)	(283,853,702)
Other Income/(Expense):
Miscellaneous income (expense)	0	0	0	488,959	489,292	750	3	686,303	686,303
Income from assets held for investment, net	1,148,526	70,450	1,928,850	236,732	349,458	206,575	320,547	2,128,041	4,056,891
Interest income	450	1,154	1,215	5,985	6,455	27,045	237,977	7,780,374	7,781,589
Interest expense	(423,674)	(52,301)	(518,506)	(153,385)	(208,906)	(210,083)	(20,114,595)	(68,416,157)	(68,934,663)
Change in fair value of derivative liabilities	2,608,825	925,703	(1,603,720)	1,993,920	2,220,916	4,125,590	0	365,463 [1]	(1,238,257)
Loss on extinguishment of debt	0	0	0	0	0	0	0	(14,134,068)	(14,134,069)
Net (Loss)/Income Before Undernoted	867,857	(4,116,953)	(7,914,440)	(16,231,126)	(21,675,867)	(25,279,940)	(45,812,228)	(347,721,467)	(355,635,907)
Minority Interest Share of Loss	0	0	0	0	0	0	0	3,038,185	3,038,185
Net (Loss) /Income	867,857	(4,116,953)	(7,914,440)	(16,231,126)	(21,675,867)	(25,279,940)	(45,812,228)	(344,683,282)	(352,597,722)
Preferred Stock Dividend	376,746	0	376,746	0	766,417	0	0	3,061,474	3,438,220
Net (Loss)/Income Available to Common Stockholders	$ 491,111	$ (4,116,953)	$ (8,291,186)	$ (16,231,126)	$ (22,442,284)	$ (25,279,940)	$ (45,812,228)	$ (347,744,756)	$ (356,035,942)
Basic and Diluted Net Loss Per Common Share (in dollars per share)					$ (0.08)	$ (0.10)	$ (0.32)
Weighted Average Number of Shares of Common Stock Outstanding - basic and diluted (in shares)					284,818,486	250,949,333	144,409,840
Net (Loss)/Income Per Common Share (Note 9)
Basic (in dollars per share)	$ 0.003	$ (0.010)	$ (0.024)	$ (0.060)
Diluted (in dollars per share)	$ 0.003	$ (0.010)	$ (0.024)	$ (0.060)
Shares Used to Compute (Loss)/Earnings per Share (Note 9)
Basic (in shares)	345,539,723	292,370,915	326,340,807	279,968,884
Diluted (in shares)	345,543,799	292,370,915	326,340,807	279,968,884

[1]	(1) - includes $5,981,403 as adjustment related to the adoption of FASB ASC Topic 815 in "Cumulative from November 2, 1995 (Date of Inception) to July 31, 2011" column. See Note 13 - Derivative Warrant Liability.